General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of general and administrative expenses
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Human resources expenses	36,184	29,955	26,700
Business promotion, travel and entertainment	1,358	1,349	3,340
Statutory, advisory and rating	9,938	6,174	3,463
Information technology and software	3,123	2,719	1,872
Office operation	1,270	1,518	1,460
Depreciation and amortization (note 13)	2,813	1,980	1,288
Impairment of goodwill (note 34)	41	—	—
Interest expense arising from lease liabilities (note 16)	358	203	108
Bank charges	128	122	137
Corporate expenses	3,733	2,903	898
	58,946	46,923	39,266